Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities
	Consolidated
	June 30, 2019 A$	June 30, 2018 A$	June 30, 2017 A$
Loss after income tax expense for the year	(18,343,984)	(12,746,020)	(9,367,206)
Adjustments for:
Depreciation and amortization	1,879,151	1,808,929	1,701,615
Share based payments	1,581,987	2,263,843	862,227
Changes in fair value of US investor warrants	(961,176)	189,983	—
US warrants transaction costs	236,887	493,487	—
Unrealized gain on exchange through the profit and loss	(330,951)	(401,557)	(218,567)
Net change in fair value of convertible note liability	996,875	866,848	751,816
Change in operating assets and liabilities:
(Increase) in current receivables	(1,762,132)	(1,237,978)	(2,025,716)
(Increase) in other operating assets	(44,052)	(247,396)	(865,245)
Increase in trade and other payables	1,396,519	1,075,067	1,377,141
Increase/(decrease) in employee benefits	64,478	158,091	(7,120)
(Decrease) in income tax payable	—	—	(21,549)
(Decrease) in deferred tax liability	—	—	(694,194)

Net cash used in operating activities	(15,286,398)	(7,776,703)	(8,506,798)